Accumulated other comprehensive income (loss), net of tax (Amounts Reclassified Out of Accumulated Other Comprehensive Income into Net Income) (Detail) ¥ in Millions	6 Months Ended
	Sep. 30, 2023 JPY (¥)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	¥ 23,177	[1]
Tax effect	(7,097)	[2]
Net of tax before allocation to noncontrolling interests	16,080
Net of tax attributable to noncontrolling interests	1	[2]
Net of tax attributable to MHFG shareholders	16,082
Accumulated Net unrealized gains (losses) on available-for-sale securities | Investment gains (losses) net and Other noninterest income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	6,375	[1]
Tax effect	(2,028)	[2]
Net of tax before allocation to noncontrolling interests	4,346
Net of tax attributable to noncontrolling interests	0	[2]
Net of tax attributable to MHFG shareholders	4,346
Accumulated Defined Benefit Plans Adjustment | Salaries and employee benefits
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	17,948	[1]
Tax effect	(5,419)	[2]
Net of tax before allocation to noncontrolling interests	12,529
Net of tax attributable to noncontrolling interests	1	[2]
Net of tax attributable to MHFG shareholders	12,530
Accumulated Own Credit Risk Adjustment | Other Noninterest Income (Expenses)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	(1,145)	[1]
Tax effect	351	[2]
Net of tax before allocation to noncontrolling interests	(794)
Net of tax attributable to noncontrolling interests	0	[2]
Net of tax attributable to MHFG shareholders	¥ (794)

[1]	The financial statement line item in which the amounts in the before tax column are reported in the consolidated statements of income is listed to the right of the table.
[2]	The financial statement line items in which the amounts in the tax effect and the net of tax attributable to noncontrolling interest columns are reported in the consolidated statements of income are Income tax expense (benefit) and Net income (loss), respectively.